SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - REVENUES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues Disclosure [Abstract]
Electric revenues	$ 5,211	$ 5,158	$ 5,209
Natural gas revenues	4,050	4,096	4,549
Total Utilities Revenues at Sempra Energy Consolidated	$ 9,261	$ 9,254	$ 9,758